Cover	Dec. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-19028
Entity Registrant Name	MUNCY COLUMBIA FINANCIAL CORPORATION
Entity Central Index Key	0000731122
Entity Tax Identification Number	23-2254643
Entity Address, Address Line One	232 East Street
Entity Address, City or Town	Bloomsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17815
City Area Code	(570)
Local Phone Number	784-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false